CAPITAL MANAGEMENT AND FINANCIAL RISK- Maturities of the Company's financial liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
CAPITAL MANAGEMENT AND FINANCIAL RISK
Accounts payable and accrued liabilities	$ 10,299	$ 8,590
Within 1 Year
CAPITAL MANAGEMENT AND FINANCIAL RISK
Accounts payable and accrued liabilities	10,299
Debt obligations	216
Maturities of financial liabilities total	10,515
1 to 5 Years
CAPITAL MANAGEMENT AND FINANCIAL RISK
Debt obligations	360
Maturities of financial liabilities total	$ 360